Trade and other payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other payables

18. Trade and other payables

	2018 $m	2017 Restated $m
Current
Trade payables	132	81
Other tax and social security payable	44	48
Other payables	95	108
Contingent purchase consideration	7	—
Accruals	340	360

	618	597

Non-current
Other payables	34	36
Deferred and contingent purchase consideration	124	—

	158	36